OTHER DEFERRED LIABILITIES - Narrative (Details) - Operated Facilities - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Cost
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 15.3	$ 15.3
Accumulated depreciation
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 4.4	$ 3.7